Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	0
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	87,000,000
Common stock, issued	50,334,152	8,428,366
Common stock, outstanding	50,334,152	8,428,366
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	0	2,670,000
Preferred stock, issued	0	2,670,000
Preferred stock, outstanding	0	2,670,000
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	0	6,362,658
Preferred stock, issued	0	6,362,658
Preferred stock, outstanding	0	6,362,658
Series C Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	0	26,215,411
Preferred stock, issued	0	26,215,411
Preferred stock, outstanding	0	26,215,411
Series D Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	0	21,099,351
Preferred stock, issued	0	21,099,351
Preferred stock, outstanding	0	21,099,351